PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition and Movement of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 25,178
Balance		25,004	$ 25,178
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		65,862	60,769
Adjustments of opening balance		(132)
Balance at January 1, 2018		65,730
Additions		3,614	6,130
Sale and write-off		(2,204)	(1,037)
Balance		67,272	65,862
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		40,684	38,190
Depreciation and impairment		3,703	3,523
Sale and write-off		(2,119)	(1,029)
Balance		42,268	40,684
Depreciated cost as of December 31, 2018		25,004	25,178
Land and Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	28,399	27,618
Balance at January 1, 2018	[1]	28,399
Additions	[1]	806	781
Sale and write-off	[1]	(38)
Balance	[1]	29,167	28,399
Land and Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	13,916	12,606
Depreciation and impairment	[1]	1,198	1,310
Sale and write-off	[1]	(38)
Balance	[1]	15,076	13,916
Depreciated cost as of December 31, 2018	[1]	14,091	14,483
Machinery and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1],[2]	29,602	26,485
Balance at January 1, 2018	[1],[2]	29,602
Additions	[1],[2]	2,331	3,151
Sale and write-off	[1],[2]	(1,547)	(34)
Balance	[1],[2]	30,386	29,602
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1],[2]	21,430	19,972
Depreciation and impairment	[1],[2]	1,711	1,492
Sale and write-off	[1],[2]	(1,462)	(34)
Balance	[1],[2]	21,679	21,430
Depreciated cost as of December 31, 2018	[1],[2]	8,707	8,172
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		66	94
Balance at January 1, 2018		66
Additions		19
Sale and write-off			(28)
Balance		85	66
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		59	86
Depreciation and impairment		4	1
Sale and write-off			(28)
Balance		63	59
Depreciated cost as of December 31, 2018		22	7
Computers, software, equipment and office furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		6,522	5,520
Balance at January 1, 2018		6,522
Additions		590	1,002
Sale and write-off		(619)
Balance		6,493	6,522
Computers, software, equipment and office furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		5,194	4,559
Depreciation and impairment		672	635
Sale and write-off		(619)
Balance		5,247	5,194
Depreciated cost as of December 31, 2018		1,246	1,328
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,273	1,052
Adjustments of opening balance		(132)
Balance at January 1, 2018		1,141
Additions			1,196
Sale and write-off			(975)
Balance		1,141	1,273
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		85	967
Depreciation and impairment		118	85
Sale and write-off		0	(967)
Balance		203	85
Depreciated cost as of December 31, 2018		$ 938	$ 1,188

[1]	Including labor costs charged in 2018 and 2017 to the cost of facilities, machinery and equipment in the amount of $514 thousands and $431 thousands, respectively.
[2]	Including financing costs of $44 thousands capitalized in 2017 to the cost of machinery and equipment. During 2018 no financing costs were capitalized.